Acquisition (Details) - Obalon Therapeutics Inc. - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 15, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Acquisitions
Aggregate purchase price	$ 30.6
Issuance of shares of common stock	66,801
Shares issued value	$ 30.6
Cancellation of shares	53,607
Acquisition related costs		$ 0.0	$ 0.0
General and administrative expense
Acquisitions
Acquisition related costs				$ 2.3